Earnings (Loss) Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of anti-dilutive shares	705,954	102,487
Warrants [Member]
Number of anti-dilutive shares	525,621	525,621
Stock Options [Member]
Number of anti-dilutive shares			2,286,000